The estimated future amortization expense for identifiable intangible assets during the next five fiscal years is as follows: (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Q2 - Q4 2021	$ 111,000
Year 1	442,000	$ 351,000
Year 2	426,000	351,000
Year 3	415,000	335,000
Year 4	381,000	324,000
Year 5		290,000
Thereafter	666,000	404,000
Finite-Lived Intangible Assets, Gross	2,991,000	2,980,000
Finite-Lived Intangible Assets, Accumulated Amortization	(550,000)	(205,000)
Net	2,441,000	2,775,000
Trade Name/Trademark/Internet Domain Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	101,000	90,000
Finite-Lived Intangible Assets, Accumulated Amortization	(12,000)	(5,000)
Net	89,000	85,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	80,000	80,000
Finite-Lived Intangible Assets, Accumulated Amortization	(36,000)	(16,000)
Net	44,000	64,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,010,000	1,010,000
Finite-Lived Intangible Assets, Accumulated Amortization	(160,000)	(34,000)
Net	850,000	976,000
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,800,000	1,800,000
Finite-Lived Intangible Assets, Accumulated Amortization	(342,000)	(150,000)
Net	$ 1,458,000	$ 1,650,000